Investment in joint ventures and associates - Investments in joint ventures and associates accounted for using the equity method of accounting (Details)		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of investments in associates and joint ventures [Line Items]
Description of whether investment in associate is measured using equity method or at fair value		Woori G Oncorp Corporate support of Major Industry General Type Private Placement Investment Trust (Type 2) and other 12 joint ventures and associates can exercise significant influence but was classified as an item measured at fair value through profit or loss.
W Service Networks Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Freight & staffing services		Freight & staffing services
Percentage of ownership		4.90%		4.90%		4.90%
Location		Korea		Korea
Financial statements as of		Nov. 30, 2023
Description of reason why using different reporting date or period for associate		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of nature of entity's relationship with associate		Most of the significant business transactions of associates are with the Group as of December 31, 2023 and 2022.		Most of the significant business transactions of associates are with the Group as of December 31, 2023 and 2022.
Korea Credit Bureau Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Credit information		Credit information
Percentage of ownership		9.90%		9.90%		9.90%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
Korea Finance Security Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Security service		Security service
Percentage of ownership		15.00%		15.00%		15.00%
Location		Korea		Korea
Financial statements as of		Nov. 30, 2023
Description of reason why using different reporting date or period for associate		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of nature of entity's relationship with associate		Most of the significant business transactions of associates are with the Group as of December 31, 2023 and 2022.		Most of the significant business transactions of associates are with the Group as of December 31, 2023 and 2022.
Wongwang Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Wholesale and real estate		Wholesale and real estate
Percentage of ownership		29.00%		29.00%
Location		Korea		Korea
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2023 and 2022.		There is no investment balance as of December 31, 2023 and 2022.
Sejin construction Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Construction		Construction
Percentage of ownership		29.60%		29.60%
Location		Korea		Korea
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2023 and 2022.		There is no investment balance as of December 31, 2023 and 2022.
ARES-TECH Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Electronic component manufacturing		Electronic component manufacturing
Percentage of ownership		23.40%		23.40%
Location		Korea		Korea
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2023 and 2022.		There is no investment balance as of December 31, 2023 and 2022.
NK Eng Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Manufacturing		Manufacturing
Percentage of ownership		23.10%		23.10%
Location		Korea		Korea
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2023 and 2022.		There is no investment balance as of December 31, 2023 and 2022.
Beomgyo.,Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Telecommunication equipment retail sales		Telecommunication equipment retail sales
Percentage of ownership		23.10%		23.10%
Location		Korea		Korea
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2023 and 2022.		There is no investment balance as of December 31, 2023 and 2022.
Woori Growth Partnerships New Technology Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		0.00%		23.10%		23.10%
Location		Korea		Korea
Description of nature of entity's relationship with associate		It was excluded from associates in current year.		It was excluded from associates in current year.
2016KIF-IMM Woori Bank Technology Venture Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		0.00%		20.00%		20.00%
Location		Korea		Korea
Description of nature of entity's relationship with associate		It was excluded from associates in current year.		It was excluded from associates in current year.
K BANK Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Finance		Finance
Percentage of ownership	[1]	12.60%		12.60%		12.60%
Location		Korea		Korea
Financial statements as of		Nov. 30, 2023
Description of reason why using different reporting date or period for associate		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
Woori Bank-Company K Korea Movie Asset Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership				25.00%		25.00%
Location		Korea		Korea
Description of nature of entity's relationship with associate		It was excluded from associates in current year.		It was excluded from associates in current year.
Partner One Value Up I Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		23.30%		23.30%		23.30%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		20.00%		20.00%		20.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		25.00%		25.00%		25.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
LOTTE CARD Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Credit card and installment financing		Credit card and installment financing
Percentage of ownership		20.00%	[1]	20.00%	[1]	20.00%
Location		Korea		Korea
Financial statements as of		Sep. 30, 2023
Description of reason why using different reporting date or period for associate		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Union Technology Finance Investment Association
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		29.70%		29.70%		29.70%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Dicustody Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other information technology and computer operation related services		Other information technology and computer operation related services
Percentage of ownership		1.00%		1.00%		1.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
Orient Shipyard Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Manufacture of sections for ships		Manufacture of sections for ships
Percentage of ownership		22.70%		22.70%
Location		Korea		Korea
Financial statements as of		Nov. 30, 2023
Description of reason why using different reporting date or period for associate		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Joongang Network Solution Co.,Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other information technology and computer operation related services		Other information technology and computer operation related services
Percentage of ownership		25.30%		25.30%
Location		Korea		Korea
Financial statements as of		Sep. 30, 2023
Description of reason why using different reporting date or period for associate		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Win Mortgage Co.,LTd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		4.50%
Location		Korea		Korea
Financial statements as of		Sep. 30, 2023
Description of reason why using different reporting date or period for associate		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It was added to associates in current year.		It was added to associates in current year.
Description of nature of entity's relationship with associate		Most of the significant business transactions of associates are with the Group as of December 31, 2023 and 2022.		Most of the significant business transactions of associates are with the Group as of December 31, 2023 and 2022.
Together-Korea Government Private Pool Private Securities Investment Trust No. 3
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		100.00%		100.00%		100.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
BTS 2nd Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		20.00%		20.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
STASSETS FUND III
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		28.30%		28.30%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
SF CREDIT PARTNERS, LLC
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		10.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
Rea Company
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		24.50%
Location		Korea		Korea
Financial statements as of		Sep. 30, 2023
Description of reason why using different reporting date or period for associate		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It was added to associates in current year.		It was added to associates in current year.
ARAM CMC Co.,Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		20.00%
Location		Korea		Korea
Financial statements as of		Nov. 30, 2023
Description of reason why using different reporting date or period for associate		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It was added to associates in current year.		It was added to associates in current year.
Japanese Hotel Real Estate Private Equity Fund No.2
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Other financial services		Other financial services
Percentage of ownership		19.90%		19.90%		19.90%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori Seoul Beltway Private Special Asset Fund No.1
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Trust and collective investment		Trust and collective investment
Percentage of ownership		25.00%		25.00%		25.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori General Private Securities Investment Trust (Bond) No.1
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Collective investment business		Collective investment business
Percentage of ownership		25.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori Short-term Bond Securities Investment Trust(Bond) ClassC-F
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Collective investment business		Collective investment business
Percentage of ownership		15.00%		27.90%		14.50%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori Safe Plus General Type Private Investment Trust S-8(Bond)
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Collective investment business		Collective investment business
Percentage of ownership		9.10%		9.20%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori General Private Securities Investment Trust(Bond) No.2
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Collective investment business		Collective investment business
Percentage of ownership		27.30%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori Smart General Private Equity Investment Trust 1(bond)
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Collective investment business		Collective investment business
Percentage of ownership		28.60%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori General Private Securities Investment Trust(Bond) No.3
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Collective investment business		Collective investment business
Percentage of ownership		27.80%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori Asset Global Partnership Fund No 5 [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Collective investment business		Collective investment business
Percentage of ownership		57.70%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori Short Term Government and Special Bank Bond Active ETF
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Collective investment business		Collective investment business
Percentage of ownership		20.80%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori 25-09 Corporate Bond(AA- or higher) Active ETF
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank		Woori Bank
Main business		Collective investment business		Collective investment business
Percentage of ownership		29.30%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
WOORI TAERIM 1st Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Financial Capital Co., Ltd.		Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		25.60%		25.60%		25.60%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Portone-Cape Fund No.1
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Financial Capital Co., Ltd.		Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		20.00%		20.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
KIWOOM WOORI Financial 1st Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Financial Capital Co., Ltd.		Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership				9.10%
Location		Korea		Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group can participate as a co-operator to exert significant influence.		The Group can participate as a co-operator to exert significant influence.
Description of nature of entity's relationship with associate		It was excluded from associates in current year.		It was excluded from associates in current year.
DeepDive WOORI 2021-1 Financial Investment Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Financial Capital Co., Ltd.		Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		11.90%		11.90%		11.90%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group can participate as a co-operator to exert significant influence.		The Group can participate as a co-operator to exert significant influence.
Darwin Green Packaging Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Financial Capital Co., Ltd.		Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		20.40%		20.40%		20.40%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
DS Power Semicon Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Financial Capital Co., Ltd.		Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership				21.00%
Location		Korea		Korea
Description of nature of entity's relationship with associate		It was excluded from associates in current year.		It was excluded from associates in current year.
Koreawide partners 2nd Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Financial Capital Co., Ltd.		Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		26.70%		26.70%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Woori FirstValue Private Real Estate Fund No.2
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Investment Bank Co., Ltd.		Woori Investment Bank Co., Ltd.
Main business		Real estate business		Real estate business
Percentage of ownership		12.00%		12.00%		12.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Investment Bank Co., Ltd.		Woori Investment Bank Co., Ltd.
Main business		Investment trust and discretionary investment business		Investment trust and discretionary investment business
Percentage of ownership		0.10%		0.10%		0.30%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori Star50 feeder fund(H)
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Asset Management Co. Ltd.		Woori Asset Management Co. Ltd.
Main business		Collective investment business		Collective investment business
Percentage of ownership				17.90%
Location		Korea		Korea
Description of nature of entity's relationship with associate		It was excluded from associates in current year.		It was excluded from associates in current year.
Woori Together TDF 2025
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Asset Management Co. Ltd.		Woori Asset Management Co. Ltd.
Main business		Collective investment business		Collective investment business
Percentage of ownership				23.60%
Location		Korea		Korea
Description of nature of entity's relationship with associate		It was excluded from associates in current year.		It was excluded from associates in current year.
Woori Together TDF 2030
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Asset Management Co. Ltd.		Woori Asset Management Co. Ltd.
Main business		Collective investment business		Collective investment business
Percentage of ownership		28.00%		23.80%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Woori Together OCIO Target Return Feeder fund (Balance Bond)
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Asset Management Co. Ltd.		Woori Asset Management Co. Ltd.
Main business		Collective investment business		Collective investment business
Percentage of ownership		20.40%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It was added to associates in current year.		It was added to associates in current year.
Woori Multi Return Private Securities Investment Trust 2(Balanced Bond)
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Asset Management Co. Ltd.		Woori Asset Management Co. Ltd.
Main business		Collective investment business		Collective investment business
Location		Korea		Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It was added to associates in current year.		It was added to associates in current year.
Description of nature of entity's relationship with associate		It was excluded from associates in current year.		It was excluded from associates in current year.
Australia Green Energy 1st PEF
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Private Equity Asset Management Co., Ltd.		Woori Private Equity Asset Management Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		4.00%		4.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
Aarden Woori Apparel 1st Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Private Equity Asset Management Co., Ltd.		Woori Private Equity Asset Management Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		0.50%		0.50%		0.50%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
Woori Dyno 1st Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Private Equity Asset Management Co., Ltd.		Woori Private Equity Asset Management Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		19.60%		19.60%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.		The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
KTB-KORUS FUND
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		37.50%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It has been liquidating as of December 31, 2023.		It has been liquidating as of December 31, 2023.
KTB China Platform Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		18.70%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It has been liquidating as of December 31, 2023.		It has been liquidating as of December 31, 2023.
Description of nature of entity's relationship with associate		If the distribution paid or to be paid to an investor at the time of liquidation is less than the investment amount, there is an existing agreement to prioritize the payment of the shortfall over other investors, up to a certain amount within the investment amount.		If the distribution paid or to be paid to an investor at the time of liquidation is less than the investment amount, there is an existing agreement to prioritize the payment of the shortfall over other investors, up to a certain amount within the investment amount.
KTBN Venture Fund No.7
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		20.10%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It has been liquidating as of December 31, 2023.		It has been liquidating as of December 31, 2023.
Description of nature of entity's relationship with associate		If the distribution paid or to be paid to an investor at the time of liquidation is less than the investment amount, there is an existing agreement to prioritize the payment of the shortfall over other investors, up to a certain amount within the investment amount.		If the distribution paid or to be paid to an investor at the time of liquidation is less than the investment amount, there is an existing agreement to prioritize the payment of the shortfall over other investors, up to a certain amount within the investment amount.
KTBN Venture Fund No.8
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		21.70%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of nature of entity's relationship with associate		If the distribution paid or to be paid to an investor at the time of liquidation is less than the investment amount, there is an existing agreement to prioritize the payment of the shortfall over other investors, up to a certain amount within the investment amount.		If the distribution paid or to be paid to an investor at the time of liquidation is less than the investment amount, there is an existing agreement to prioritize the payment of the shortfall over other investors, up to a certain amount within the investment amount.
KTBN Digital Contents Korea Fund No.9
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		30.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It has been liquidating as of December 31, 2023.		It has been liquidating as of December 31, 2023.
Description of nature of entity's relationship with associate		If the distribution paid or to be paid to an investor at the time of liquidation is less than the investment amount, there is an existing agreement to prioritize the payment of the shortfall over other investors, up to a certain amount within the investment amount.		If the distribution paid or to be paid to an investor at the time of liquidation is less than the investment amount, there is an existing agreement to prioritize the payment of the shortfall over other investors, up to a certain amount within the investment amount.
KTBN Media Contents Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		15.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It has been liquidating as of December 31, 2023.		It has been liquidating as of December 31, 2023.
Description of nature of entity's relationship with associate		If the distribution paid or to be paid to an investor at the time of liquidation is less than the investment amount, there is an existing agreement to prioritize the payment of the shortfall over other investors, up to a certain amount within the investment amount.		If the distribution paid or to be paid to an investor at the time of liquidation is less than the investment amount, there is an existing agreement to prioritize the payment of the shortfall over other investors, up to a certain amount within the investment amount.
KTB China Synergy Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		15.10%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group classified it as an associate because it has significant influence as a general partner of the investment association.		The Group classified it as an associate because it has significant influence as a general partner of the investment association.
Description of nature of entity's relationship with associate		If the distribution paid or to be paid to an investor at the time of liquidation is less than the investment amount, there is an existing agreement to prioritize the payment of the shortfall over other investors, up to a certain amount within the investment amount.		If the distribution paid or to be paid to an investor at the time of liquidation is less than the investment amount, there is an existing agreement to prioritize the payment of the shortfall over other investors, up to a certain amount within the investment amount.
NAVER-KTB Audio Contents Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		1.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group classified it as an associate because it has significant influence as a general partner of the investment association.		The Group classified it as an associate because it has significant influence as a general partner of the investment association.
KTBN Venture Fund No.13
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		19.60%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group classified it as an associate because it has significant influence as a general partner of the investment association.		The Group classified it as an associate because it has significant influence as a general partner of the investment association.
Description of nature of entity's relationship with associate		If the distribution paid or to be paid to an investor at the time of liquidation is less than the investment amount, there is an existing agreement to prioritize the payment of the shortfall over other investors, up to a certain amount within the investment amount.		If the distribution paid or to be paid to an investor at the time of liquidation is less than the investment amount, there is an existing agreement to prioritize the payment of the shortfall over other investors, up to a certain amount within the investment amount.
KTBN Future Contents Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		13.30%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group classified it as an associate because it has significant influence as a general partner of the investment association.		The Group classified it as an associate because it has significant influence as a general partner of the investment association.
Description of nature of entity's relationship with associate		If the distribution paid or to be paid to an investor at the time of liquidation is less than the investment amount, there is an existing agreement to prioritize the payment of the shortfall over other investors, up to a certain amount within the investment amount.		If the distribution paid or to be paid to an investor at the time of liquidation is less than the investment amount, there is an existing agreement to prioritize the payment of the shortfall over other investors, up to a certain amount within the investment amount.
KTBN Venture Fund No.16
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		10.30%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group classified it as an associate because it has significant influence as a general partner of the investment association.		The Group classified it as an associate because it has significant influence as a general partner of the investment association.
KTBN Venture Fund No.18
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		10.10%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group classified it as an associate because it has significant influence as a general partner of the investment association.		The Group classified it as an associate because it has significant influence as a general partner of the investment association.
KB-KTB Technology Venture Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		18.20%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group classified it as an associate because it has significant influence as a general partner of the investment association.		The Group classified it as an associate because it has significant influence as a general partner of the investment association.
WOORI 2022 Scaleup Venture Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		20.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Woori 2022 Start-up Venture Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		30.10%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
KTB-NHN China Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		33.30%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		It has been liquidating as of December 31, 2023.		It has been liquidating as of December 31, 2023.
KTBN GI Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Asset Management		Asset Management
Percentage of ownership		5.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		The Group classified it as an associate because it has significant influence as a general partner of the investment association.		The Group classified it as an associate because it has significant influence as a general partner of the investment association.
Chirochem
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Main business		Medical material Manufacturing		Medical material Manufacturing
Percentage of ownership		28.60%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Godo Kaisha Oceanos 1
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Japanese Hotel Real Estate Private Equity Fund 1		Japanese Hotel Real Estate Private Equity Fund 1
Main business		Other financial services		Other financial services
Percentage of ownership		47.80%		47.80%		47.80%
Location		Japan		Japan
Financial statements as of		Oct. 31, 2023
Description of reason why using different reporting date or period for associate		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Woori Zip 1
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori G Japan Private Placement Real Estate Master Investment Trust No.2		Woori G Japan Private Placement Real Estate Master Investment Trust No.2
Main business		Other financial services		Other financial services
Percentage of ownership		62.40%		64.00%		63.90%
Location		Japan		Japan
Financial statements as of		Sep. 30, 2023
Description of reason why using different reporting date or period for associate		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Woori Zip 2
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori G Japan Private Placement Real Estate Master Investment Trust No.2		Woori G Japan Private Placement Real Estate Master Investment Trust No.2
Main business		Other financial services		Other financial services
Percentage of ownership		62.80%		64.00%		63.80%
Location		Japan		Japan
Financial statements as of		Sep. 30, 2023
Description of reason why using different reporting date or period for associate		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Dongwoo C & C Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Construction		Construction
Percentage of ownership		24.50%		24.50%
Location		Korea		Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2023 and 2022.		There is no investment balance as of December 31, 2023 and 2022.
SJCO Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Aggregate transportation and wholesale		Aggregate transportation and wholesale
Percentage of ownership		29.80%		29.80%
Location		Korea		Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2023 and 2022.		There is no investment balance as of December 31, 2023 and 2022.
G2 Collection Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Wholesale and retail sales		Wholesale and retail sales
Percentage of ownership		29.20%		29.20%
Location		Korea		Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2023 and 2022.		There is no investment balance as of December 31, 2023 and 2022.
KG Fashion Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.
Main business		Manufacturing		Manufacturing
Percentage of ownership		20.80%
Location		Korea		Korea
Financial statements as of		Nov. 30, 2023
Description of reason why using different reporting date or period for associate		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2023 and 2022.		There is no investment balance as of December 31, 2023 and 2022.
Kyesan Engineering Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Construction		Construction
Percentage of ownership		23.30%		23.30%
Location		Korea		Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2023 and 2022.		There is no investment balance as of December 31, 2023 and 2022.
Good Software Lap Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Service		Service
Percentage of ownership		29.40%		29.40%
Location		Korea		Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2023 and 2022.		There is no investment balance as of December 31, 2023 and 2022.
Force TEC Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Manufacturing		Manufacturing
Percentage of ownership				24.50%
Location		Korea		Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Description of nature of entity's relationship with associate		It was excluded from associates in current year.		It was excluded from associates in current year.
DAEA SNC Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Wholesale and retail sales		Wholesale and retail sales
Percentage of ownership		25.50%		25.50%
Location		Korea		Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2023 and 2022.		There is no investment balance as of December 31, 2023 and 2022.
PREXCO Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Manufacturing		Manufacturing
Percentage of ownership		28.10%		28.10%
Location		Korea		Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2023 and 2022.		There is no investment balance as of December 31, 2023 and 2022.
JiWon Plating Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Plating		Plating
Percentage of ownership		20.80%		20.80%
Location		Korea		Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2023 and 2022.		There is no investment balance as of December 31, 2023 and 2022.
Youngdong Sea Food Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Processed sea food manufacturing		Processed sea food manufacturing
Percentage of ownership		24.50%		24.50%
Location		Korea		Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Description of nature of entity's relationship with associate		There is no investment balance as of December 31, 2023 and 2022.		There is no investment balance as of December 31, 2023 and 2022.
KUM HWA Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Telecommunication equipment retail sales		Telecommunication equipment retail sales
Percentage of ownership		20.10%		20.10%		20.10%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Jinmyung Plus Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori card Co., Ltd.		Woori bank and Woori card Co., Ltd.
Main business		Manufacturing		Manufacturing
Percentage of ownership		21.30%		21.30%
Location		Korea		Korea
Financial statements as of		Sep. 30, 2023
Description of reason why using different reporting date or period for associate		The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
JC Assurance No.2 Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Financial Capital Co., Ltd.		Woori bank and Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		23.50%		23.50%		24.40%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Dream Company Growth no.1 PEF
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Financial Capital Co., Ltd.		Woori bank and Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		27.80%		27.80%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
HMS-Oriens 1st Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Financial Capital Co., Ltd.		Woori bank and Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		22.80%		22.80%		22.80%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori G Senior Loan Private Placement Investment Trust No.1
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Financial Capital Co., Ltd.		Woori bank and Woori Financial Capital Co., Ltd.
Main business		Collective investment business		Collective investment business
Percentage of ownership		21.70%		21.70%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Genesis Eco No.1 Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Financial Capital Co., Ltd.		Woori bank and Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		29.00%		29.00%		29.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Paratus Woori Material Component Equipment joint venture company
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Financial Capital Co., Ltd.		Woori bank and Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		29.90%		29.90%		29.90%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Midas No. 8 Private Equity Joint Venture Company
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Financial Capital Co., Ltd.		Woori bank and Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		28.50%		28.50%		28.50%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Orchestra Private Equity Fund IV
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Financial Capital Co., Ltd.		Woori bank and Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		28.20%		28.20%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Synaptic Green No.1 PEF
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Financial Capital Co., Ltd.		Woori bank and Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		21.10%		21.10%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
IGEN2022No. 1 Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Financial Capital Co., Ltd.		Woori bank and Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		24.80%		24.80%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
PCC-Woori LP Secondary Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Financial Capital Co., Ltd.		Woori bank and Woori Financial Capital Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		38.90%		38.80%		38.80%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Synaptic Future Growth Private Equity Fund 1
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori bank and Woori Financial Capital Co., Ltd.		Woori bank and Woori Financial Capital Co., Ltd.
Main business		Other financial investment		Other financial investment
Percentage of ownership		23.80%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori BIG2 Plus Securities Investment Trust(Balanced Bond)
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank and Woori Asset Management Co. Ltd.		Woori Bank and Woori Asset Management Co. Ltd.
Main business		Collective investment business		Collective investment business
Percentage of ownership		14.10%		23.10%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori-Q Corporate Restructuring Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank and Woori Private Equity Asset Management Co., Ltd.		Woori Bank and Woori Private Equity Asset Management Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		32.40%		35.60%		38.10%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Description of nature of entity's relationship with associate		It was classified as an associate due to holding of voting rights according to the initial investment agreement ratio.		It was classified as an associate due to holding of voting rights according to the initial investment agreement ratio.
Woori-Shinyoung Growth-Cap Private Equity Fund I
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.		Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		35.00%		35.00%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
NH Woori Newdeal Growth Alpha Private Equity Fund 1
Disclosure of investments in associates and joint ventures [Line Items]
Investor		Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.		Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership		32.70%
Location		Korea		Korea
Financial statements as of		Dec. 31, 2023
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.		Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.

[1]	The net asset equity amount is after the debt-for-equity swap, non-controlling etc.